Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of The Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 37.8% equity interest of the Group
Mr. Bodang Liu	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun	Former Chief executive officer of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”)	The entity disposed on November 30, 2020

(a)	The Group entered into the following related party transactions:

Starting on July 12, 2019, the Group rented an office from NiSun Shanghai and incurred $61,822 of rent expense for the six months ended June 30, 2021. The annual rent is approximately $148,373.

(b)	The Group had the following significant related party balances:

During the year ended December 31, 2020, Nisun Cayman advanced $10,528,965 (RMB 69,883,631) as a loan to the Group. The loan is due on demand and without interest.

As of June 30, 2021, the Group had a due to related party balance of $397,313 owing to Mr. Bodang Liu. As of December 31, 2020, the Group had a due to related party balance of $393,148 owning to Mr. Bodang Liu. For the six months ended June 30, 2020, the Group paid approximately $6.5 million (RMB 45.9 million) related to the purchase price payable for the acquisition of Nisun BVI. The due to related party balance is non-interest bearing and due on demand.

As of June 30, 2021, the Group had a due from related party balance of $3,943 from Nisun Shanghai, an affiliated entity controlled by our controlling shareholder. As of December 31, 2020, the Group had a due to related party balance of $1,379,310 to Nisun Shanghai. The due to related party balance is non-interest bearing and was repaid on February 26, 2021. and December 31, 2020

As of June 30, 2021 and December 31, 2020, the Group had a due to related party balance of $302,017 and $298,851, respectively, due to Mr. Jian Lin, the shareholder of Wenzhou Jinda. The Group owns a 23.08% equity interest in Wenzhou Jinda. The due to related party balance is non-interest bearing and due on demand.

For the year ended December 31, 2020, the Group disposed of Hebron HK and the Purchaser - Wise Metro Development Co., Ltd. agreed to pay approximately $15.0 million (RMB98.3 million) in accordance with the Equity Transfer Agreement. The receivable from sale of discontinued operations was fully collected in April 2021.